Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Reportable Segment
Changes in goodwill by reportable segment for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2019
Goodwill	¥65,566	¥16,470	¥88,855	¥183	¥4,452	¥10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	64,729	16,470	88,855	144	4,452	10,971
Acquired	1,299	0	22,772	3,933	672	0
Impairment	0	0	0	0	0	0
Other (net)*	0	(111)	(22,172)	0	0	0

Balance at March 31, 2020
Goodwill	66,865	16,359	89,455	4,116	5,124	10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	66,028	16,359	89,455	4,077	5,124	10,971
Acquired	478	0	47,011	0	0	0
Impairment	(12)	0	0	0	0	0
Other (net)*	7	0	(14,002)	(3,933)	(109)	0

Balance at March 31, 2021
Goodwill	67,350	16,359	122,464	183	5,015	10,971
Accumulated impairment losses	(849)	0	0	(39)	0	0
	66,501	16,359	122,464	144	5,015	10,971
Acquired	0	0	0	49,115	0	0
Impairment	0	(191)	0	0	(371)	0
Other (net)*	(54,925)	0	(22,526)	357	0	0

Balance at March 31, 2022
Goodwill	12,425	16,359	99,938	49,655	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0

	¥11,576	¥16,168	¥99,938	¥49,616	¥4,644	¥10,971

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2019
Goodwill	¥587	¥113,801	¥126,131	¥7,911	¥0	¥434,927
Accumulated impairment losses	(587)	0	0	(2,785)	0	(4,248)
	0	113,801	126,131	5,126	0	430,679
Acquired	0	17,846	0	0	0	46,522
Impairment	0	0	0	0	0	0
Other (net)*	0	(2,401)	(8,178)	(521)	0	(33,383)

Balance at March 31, 2020
Goodwill	587	129,246	117,953	7,390	0	448,066
Accumulated impairment losses	(587)	0	0	(2,785)	0	(4,248)
	0	129,246	117,953	4,605	0	443,818
Acquired	0	0	11,697	0	0	59,186
Impairment	0	(1,494)	0	0	0	(1,506)
Other (net)*	0	566	10,847	402	0	(6,222)

Balance at March 31, 2021
Goodwill	587	129,812	140,497	7,792	0	501,030
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(5,754)
	0	128,318	140,497	5,007	0	495,276
Acquired	0	0	0	0	278	49,393
Impairment	0	0	0	0	0	(562)
Other (net)*	0	12,682	8,773	388	0	(55,251)

Balance at March 31, 2022
Goodwill	587	142,494	149,270	8,180	278	495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)

	¥0	¥141,000	¥149,270	¥5,395	¥278	¥488,856

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

Other Intangible Assets
Other intangible assets at March 31, 2021 and 2022 consist of the following:

	Millions of yen
	2021	2022
Indefinite-lived intangible assets:
Trade names	¥67,888	¥44,975
Asset management contracts	161,081	48,533
Others	5,312	12,126

	234,281	105,634

Intangible assets subject to amortization:
Software	129,695	130,118
Customer relationships	155,807	143,963
Asset management contracts	0	98,014
Others	90,354	123,397

	375,856	495,492
Accumulated amortization	(184,589)	(197,505)

Net	191,267	297,987

	¥425,548	¥403,621